Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and equivalents		$ 17,684,018	$ 17,188,833
Restricted cash		14,740,676	11,796,388
Short-term investment		3,247,349
Restricted investment		1,741,423	4,703,323
Accounts receivable, net			207
Accounts receivable - related parties			29,311
Other receivables and prepaid expenses		133,705	4,441,946
Other receivables - related party		346,114	3,421,345
Escrow			600,000
Total current assets		37,893,285	42,181,353
PROPERTY AND EQUIPMENT, NET		9,171,106	9,423,713
OTHER ASSETS
Prepaid expenses - non current		108,320
Right-of-use assets		11,477	34,345
Cost method investments		917,002	932,552
Intangible assets, net		529,645	816,885
Total other assets		1,566,444	1,783,782
Total assets		48,630,835	53,388,848
CURRENT LIABILITIES
Accounts payable		2,566,655	2,959,415
Accounts payable - related parties		27,885	28,727
Deferred revenue		181,930	449,037
Other payables and accrued liabilities (included related party payable of $400 and $3,262 as of December 31, 2023 and 2022, respectively)		276,414	290,150
Taxes payable		16,825	13,372
Lease liability - current		11,477	20,808
Total current liabilities		3,081,186	3,761,509
OTHER LIABILITIES
Lease liability - noncurrent			11,491
Total liabilities		3,081,186	3,773,000
COMMITMENTS AND CONTINGENCIES (Note 14)
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized,no shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 6,191,340 and 6,167,402 shares issued, 4,269,340 and 4,208,942 shares outstanding as of December 31, 2023 and December 31, 2022, respectively*	[1]	1,543	1,542
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2023 and December 31, 2022, respectively		(481)	(481)
Additional paid-in capital		22,442,726	22,349,767
Subscription receivable
Statutory reserves		153,037	124,757
Retained earnings		24,688,559	28,315,319
Accumulated other comprehensive loss		(1,735,735)	(1,175,056)
Total shareholders’ equity		45,549,649	49,615,848
Total liabilities and shareholders’ equity		$ 48,630,835	$ 53,388,848

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.